LOANS AND ADVANCES TO CUSTOMERS, NET - Significant changes in the loans and the allowance for loans losses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commercial | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	$ 143,537,853	$ 114,911,843
Remeasurement arising from transfer of stage	(515,983)	(907,737)
Remeasurement from remaining in the stage	(10,667,482)	(8,442,662)
New financial assets purchased/originated	62,643,289	74,338,286
Financial assets that have been derecognized	(48,441,886)	(43,014,916)
Charges-off	(970,685)	(1,742,895)
Foreign Exchange and other movements	(10,897,710)	8,395,934
Ending balance	134,687,396	143,537,853
Commercial | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(7,270,305)	(7,813,023)
Remeasurement arising from transfer of stage	(1,049,487)	(593,028)
Remeasurement from remaining in the stage	7,391	(387,697)
Remeasurement due to changes in economics factors	(27,234)	111,528
Remeasurement due to methodological changes	97,833	244,604
New financial assets purchased/originated	(1,170,909)	(1,726,662)
Financial assets that have been derecognized	1,695,245	1,562,690
Charges-off	970,685	1,742,895
Foreign Exchange and other movements	456,515	(411,612)
Ending balance	(6,290,266)	(7,270,305)
Commercial | Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	126,530,862	97,000,580
Transfers of financial instruments:	(1,248,210)	(1,000,903)
Transfers from stage 1 to stage 2	(1,286,292)	(1,826,599)
Transfers from stage 1 to stage 3	(900,645)	(495,556)
Transfers from stage 2 to stage 1	931,660	1,318,572
Transfers from stage 3 to stage 1	7,067	2,680
Remeasurement arising from transfer of stage	(172,134)	(418,622)
Remeasurement from remaining in the stage	(10,087,837)	(8,259,356)
New financial assets purchased/originated	60,154,305	71,027,870
Financial assets that have been derecognized	(45,206,464)	(38,422,512)
Charges-off	(19,285)	(19,378)
Foreign Exchange and other movements	(9,177,310)	6,623,183
Ending balance	120,773,927	126,530,862
Commercial | Stage One | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(665,259)	(745,898)
Transfers of financial instruments:	(73,788)	(55,842)
Transfers from stage 1 to stage 2	24,362	40,086
Transfers from stage 1 to stage 3	26,071	24,385
Transfers from stage 2 to stage 1	(118,403)	(115,364)
Transfers from stage 3 to stage 1	(5,818)	(4,949)
Remeasurement arising from transfer of stage	98,684	102,555
Remeasurement from remaining in the stage	69,038	121,886
Remeasurement due to changes in economics factors	(14,781)	(37,926)
Remeasurement due to methodological changes	19,001	98,728
New financial assets purchased/originated	(302,169)	(323,336)
Financial assets that have been derecognized	181,931	190,804
Charges-off	973	1,330
Foreign Exchange and other movements	48,275	(17,560)
Ending balance	(638,095)	(665,259)
Commercial | Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	8,062,435	8,335,781
Transfers of financial instruments:	(565,802)	164,928
Transfers from stage 1 to stage 2	1,286,292	1,826,599
Transfers from stage 2 to stage 1	(931,660)	(1,318,572)
Transfers from stage 2 to stage 3	(1,081,128)	(791,245)
Transfers from stage 3 to stage 2	160,694	448,146
Remeasurement arising from transfer of stage	(190,275)	(288,452)
Remeasurement from remaining in the stage	(444,057)	(250,538)
New financial assets purchased/originated	1,192,219	1,638,849
Financial assets that have been derecognized	(1,519,892)	(2,625,441)
Charges-off	(81,528)	(48,003)
Foreign Exchange and other movements	(999,563)	1,135,311
Ending balance	5,453,537	8,062,435
Commercial | Stage Two | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(751,728)	(917,747)
Transfers of financial instruments:	157,677	(58,355)
Transfers from stage 1 to stage 2	(24,362)	(40,086)
Transfers from stage 2 to stage 1	118,403	115,364
Transfers from stage 2 to stage 3	139,257	85,224
Transfers from stage 3 to stage 2	(75,621)	(218,857)
Remeasurement arising from transfer of stage	(7,563)	(3,163)
Remeasurement from remaining in the stage	97,791	53,997
Remeasurement due to changes in economics factors	(19,968)	157,149
Remeasurement due to methodological changes	53,533	92,122
New financial assets purchased/originated	(143,442)	(256,104)
Financial assets that have been derecognized	121,596	208,049
Charges-off	17,475	26,417
Foreign Exchange and other movements	49,159	(54,093)
Ending balance	(425,470)	(751,728)
Commercial | Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	8,944,556	9,575,482
Transfers of financial instruments:	1,814,012	835,975
Transfers from stage 1 to stage 3	900,645	495,556
Transfers from stage 2 to stage 3	1,081,128	791,245
Transfers from stage 3 to stage 1	(7,067)	(2,680)
Transfers from stage 3 to stage 2	(160,694)	(448,146)
Remeasurement arising from transfer of stage	(153,574)	(200,663)
Remeasurement from remaining in the stage	(135,588)	67,232
New financial assets purchased/originated	1,296,765	1,671,567
Financial assets that have been derecognized	(1,715,530)	(1,966,963)
Charges-off	(869,872)	(1,675,514)
Foreign Exchange and other movements	(720,837)	637,440
Ending balance	8,459,932	8,944,556
Commercial | Stage Three | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(5,853,318)	(6,149,378)
Transfers of financial instruments:	(83,889)	114,197
Transfers from stage 1 to stage 3	(26,071)	(24,385)
Transfers from stage 2 to stage 3	(139,257)	(85,224)
Transfers from stage 3 to stage 1	5,818	4,949
Transfers from stage 3 to stage 2	75,621	218,857
Remeasurement arising from transfer of stage	(1,140,608)	(692,420)
Remeasurement from remaining in the stage	(159,438)	(563,580)
Remeasurement due to changes in economics factors	7,515	(7,695)
Remeasurement due to methodological changes	25,299	53,754
New financial assets purchased/originated	(725,298)	(1,147,222)
Financial assets that have been derecognized	1,391,718	1,163,837
Charges-off	952,237	1,715,148
Foreign Exchange and other movements	359,081	(339,959)
Ending balance	(5,226,701)	(5,853,318)
Consumer | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	59,588,721	48,363,040
Remeasurement arising from transfer of stage	711,094	114,014
Remeasurement from remaining in the stage	(3,908,596)	(3,521,959)
New financial assets purchased/originated	18,055,631	26,472,729
Financial assets that have been derecognized	(10,796,428)	(10,946,901)
Charges-off	(5,261,966)	(3,788,517)
Foreign Exchange and other movements	(3,796,687)	2,896,315
Ending balance	54,591,769	59,588,721
Consumer | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(6,047,135)	(5,305,267)
Remeasurement arising from transfer of stage	(4,705,338)	(2,296,809)
Remeasurement from remaining in the stage	(651,999)	(202,402)
Remeasurement due to changes in economics factors	(273,572)	279,152
Remeasurement due to methodological changes	(151,867)	(54,075)
New financial assets purchased/originated	(2,505,408)	(2,462,601)
Financial assets that have been derecognized	916,408	624,366
Charges-off	5,261,966	3,788,517
Foreign Exchange and other movements	439,907	(418,016)
Ending balance	(7,717,038)	(6,047,135)
Consumer | Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	51,510,943	41,773,555
Transfers of financial instruments:	(2,366,645)	(2,023,245)
Transfers from stage 1 to stage 2	(1,890,263)	(2,205,274)
Transfers from stage 1 to stage 3	(1,805,932)	(981,411)
Transfers from stage 2 to stage 1	1,252,391	1,086,524
Transfers from stage 3 to stage 1	77,159	76,916
Remeasurement arising from transfer of stage	(176,080)	(206,572)
Remeasurement from remaining in the stage	(4,024,103)	(3,215,778)
New financial assets purchased/originated	15,350,895	23,609,797
Financial assets that have been derecognized	(9,643,264)	(10,128,838)
Charges-off	(1,299,715)	(698,744)
Foreign Exchange and other movements	(3,291,416)	2,400,768
Ending balance	46,060,615	51,510,943
Consumer | Stage One | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(1,823,841)	(1,402,277)
Transfers of financial instruments:	(213,509)	(175,533)
Transfers from stage 1 to stage 2	116,262	126,781
Transfers from stage 1 to stage 3	124,706	64,937
Transfers from stage 2 to stage 1	(381,036)	(298,371)
Transfers from stage 3 to stage 1	(73,441)	(68,880)
Remeasurement arising from transfer of stage	281,499	336,478
Remeasurement from remaining in the stage	(79,073)	(89,383)
Remeasurement due to changes in economics factors	(242,317)	39,672
Remeasurement due to methodological changes	(423,782)	23,381
New financial assets purchased/originated	(866,684)	(987,792)
Financial assets that have been derecognized	349,930	286,762
Charges-off	231,387	233,953
Foreign Exchange and other movements	114,156	(89,102)
Ending balance	(2,672,234)	(1,823,841)
Consumer | Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	5,288,921	3,927,387
Transfers of financial instruments:	299,377	937,915
Transfers from stage 1 to stage 2	1,890,263	2,205,274
Transfers from stage 2 to stage 1	(1,252,391)	(1,086,524)
Transfers from stage 2 to stage 3	(547,962)	(379,978)
Transfers from stage 3 to stage 2	209,467	199,143
Remeasurement arising from transfer of stage	(103,802)	(191,232)
Remeasurement from remaining in the stage	(162,497)	(38,099)
New financial assets purchased/originated	1,429,142	1,919,811
Financial assets that have been derecognized	(858,742)	(668,543)
Charges-off	(1,129,877)	(916,801)
Foreign Exchange and other movements	(355,455)	318,483
Ending balance	4,407,067	5,288,921
Consumer | Stage Two | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(1,868,882)	(1,800,518)
Transfers of financial instruments:	313,735	147,486
Transfers from stage 1 to stage 2	(116,262)	(126,781)
Transfers from stage 2 to stage 1	381,036	298,371
Transfers from stage 2 to stage 3	230,723	129,687
Transfers from stage 3 to stage 2	(181,762)	(153,791)
Remeasurement arising from transfer of stage	(541,174)	(135,684)
Remeasurement from remaining in the stage	(79,505)	(206,202)
Remeasurement due to changes in economics factors	(32,244)	241,992
Remeasurement due to methodological changes	252,110	(78,241)
New financial assets purchased/originated	(584,910)	(715,751)
Financial assets that have been derecognized	315,991	215,579
Charges-off	542,312	615,728
Foreign Exchange and other movements	98,062	(153,271)
Ending balance	(1,584,505)	(1,868,882)
Consumer | Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	2,788,857	2,662,098
Transfers of financial instruments:	2,067,268	1,085,330
Transfers from stage 1 to stage 3	1,805,932	981,411
Transfers from stage 2 to stage 3	547,962	379,978
Transfers from stage 3 to stage 1	(77,159)	(76,916)
Transfers from stage 3 to stage 2	(209,467)	(199,143)
Remeasurement arising from transfer of stage	990,976	511,818
Remeasurement from remaining in the stage	278,004	(268,082)
New financial assets purchased/originated	1,275,594	943,121
Financial assets that have been derecognized	(294,422)	(149,520)
Charges-off	(2,832,374)	(2,172,972)
Foreign Exchange and other movements	(149,816)	177,064
Ending balance	4,124,087	2,788,857
Consumer | Stage Three | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(2,354,412)	(2,102,472)
Transfers of financial instruments:	(100,226)	28,047
Transfers from stage 1 to stage 3	(124,706)	(64,937)
Transfers from stage 2 to stage 3	(230,723)	(129,687)
Transfers from stage 3 to stage 1	73,441	68,880
Transfers from stage 3 to stage 2	181,762	153,791
Remeasurement arising from transfer of stage	(4,445,663)	(2,497,603)
Remeasurement from remaining in the stage	(493,421)	93,183
Remeasurement due to changes in economics factors	989	(2,512)
Remeasurement due to methodological changes	19,805	785
New financial assets purchased/originated	(1,053,814)	(759,058)
Financial assets that have been derecognized	250,487	122,025
Charges-off	4,488,267	2,938,836
Foreign Exchange and other movements	227,689	(175,643)
Ending balance	(3,460,299)	(2,354,412)
Financial Leases | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	28,097,716	25,119,628
Remeasurement arising from transfer of stage	(95,571)	(51,105)
Remeasurement from remaining in the stage	(1,820,125)	(1,494,022)
New financial assets purchased/originated	3,909,528	5,980,103
Financial assets that have been derecognized	(2,175,416)	(2,347,970)
Charges-off	(277,904)	(176,407)
Foreign Exchange and other movements	(361,171)	1,067,489
Ending balance	27,277,057	28,097,716
Financial Leases | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(1,013,074)	(1,521,067)
Remeasurement arising from transfer of stage	(251,914)	(100,293)
Remeasurement from remaining in the stage	(9,644)	62,422
Remeasurement due to changes in economics factors	2,030	(22,046)
Remeasurement due to methodological changes	1,580	(9,746)
New financial assets purchased/originated	(124,852)	(92,358)
Financial assets that have been derecognized	85,859	502,794
Charges-off	277,904	176,407
Foreign Exchange and other movements	7,536	(9,187)
Ending balance	(1,024,575)	(1,013,074)
Financial Leases | Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	23,566,544	19,927,472
Transfers of financial instruments:	(33,774)	59,490
Transfers from stage 1 to stage 2	(886,398)	(626,697)
Transfers from stage 1 to stage 3	(214,258)	(102,499)
Transfers from stage 2 to stage 1	1,065,222	779,795
Transfers from stage 3 to stage 1	1,660	8,891
Remeasurement arising from transfer of stage	(67,839)	(74,495)
Remeasurement from remaining in the stage	(1,719,440)	(1,380,295)
New financial assets purchased/originated	2,926,745	5,358,579
Financial assets that have been derecognized	(1,780,980)	(1,362,963)
Charges-off	(863)	(264)
Foreign Exchange and other movements	(337,265)	1,039,020
Ending balance	22,553,128	23,566,544
Financial Leases | Stage One | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(151,328)	(142,954)
Transfers of financial instruments:	(56,552)	(79,666)
Transfers from stage 1 to stage 2	15,837	16,913
Transfers from stage 1 to stage 3	6,202	3,810
Transfers from stage 2 to stage 1	(77,927)	(98,964)
Transfers from stage 3 to stage 1	(664)	(1,425)
Remeasurement arising from transfer of stage	66,879	86,331
Remeasurement from remaining in the stage	7,812	10,504
Remeasurement due to changes in economics factors	(2,286)	(14,991)
Remeasurement due to methodological changes	(1,756)	19,160
New financial assets purchased/originated	(21,654)	(38,976)
Financial assets that have been derecognized	11,596	10,976
Charges-off	29	4
Foreign Exchange and other movements	1,831	(1,716)
Ending balance	(145,429)	(151,328)
Financial Leases | Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	3,172,285	3,198,182
Transfers of financial instruments:	(337,901)	(118,703)
Transfers from stage 1 to stage 2	886,398	626,697
Transfers from stage 2 to stage 1	(1,065,222)	(779,795)
Transfers from stage 2 to stage 3	(211,221)	(143,173)
Transfers from stage 3 to stage 2	52,144	177,568
Remeasurement arising from transfer of stage	(66,232)	(23,270)
Remeasurement from remaining in the stage	(84,050)	(74,988)
New financial assets purchased/originated	915,316	587,957
Financial assets that have been derecognized	(264,866)	(399,179)
Charges-off	(25,471)	(19,361)
Foreign Exchange and other movements	(15,981)	21,647
Ending balance	3,293,100	3,172,285
Financial Leases | Stage Two | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(238,920)	(314,149)
Transfers of financial instruments:	74,010	57,312
Transfers from stage 1 to stage 2	(15,837)	(16,913)
Transfers from stage 2 to stage 1	77,927	98,964
Transfers from stage 2 to stage 3	26,291	19,624
Transfers from stage 3 to stage 2	(14,371)	(44,363)
Remeasurement arising from transfer of stage	(43,021)	(22,332)
Remeasurement from remaining in the stage	27,024	49,130
Remeasurement due to changes in economics factors	(4,103)	1,612
Remeasurement due to methodological changes	(5,150)	(19,451)
New financial assets purchased/originated	(57,704)	(35,776)
Financial assets that have been derecognized	12,186	28,647
Charges-off	27,464	19,127
Foreign Exchange and other movements	1,573	(3,040)
Ending balance	(206,641)	(238,920)
Financial Leases | Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	1,358,887	1,993,974
Transfers of financial instruments:	371,675	59,213
Transfers from stage 1 to stage 3	214,258	102,499
Transfers from stage 2 to stage 3	211,221	143,173
Transfers from stage 3 to stage 1	(1,660)	(8,891)
Transfers from stage 3 to stage 2	(52,144)	(177,568)
Remeasurement arising from transfer of stage	38,500	46,660
Remeasurement from remaining in the stage	(16,635)	(38,739)
New financial assets purchased/originated	67,467	33,567
Financial assets that have been derecognized	(129,570)	(585,828)
Charges-off	(251,570)	(156,782)
Foreign Exchange and other movements	(7,925)	6,822
Ending balance	1,430,829	1,358,887
Financial Leases | Stage Three | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(622,826)	(1,063,964)
Transfers of financial instruments:	(17,458)	22,354
Transfers from stage 1 to stage 3	(6,202)	(3,810)
Transfers from stage 2 to stage 3	(26,291)	(19,624)
Transfers from stage 3 to stage 1	664	1,425
Transfers from stage 3 to stage 2	14,371	44,363
Remeasurement arising from transfer of stage	(275,772)	(164,292)
Remeasurement from remaining in the stage	(44,480)	2,788
Remeasurement due to changes in economics factors	8,419	(8,667)
Remeasurement due to methodological changes	8,486	(9,455)
New financial assets purchased/originated	(45,494)	(17,606)
Financial assets that have been derecognized	62,077	463,171
Charges-off	250,411	157,276
Foreign Exchange and other movements	4,132	(4,431)
Ending balance	(672,505)	(622,826)
Mortgage | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	37,371,373	30,646,787
Remeasurement arising from transfer of stage	36,485	45,159
Remeasurement from remaining in the stage	(1,273,462)	(1,307,576)
New financial assets purchased/originated	5,501,931	7,505,481
Financial assets that have been derecognized	(1,604,138)	(2,092,714)
Charges-off	(128,532)	(345,991)
Foreign Exchange and other movements	(3,653,249)	2,920,227
Ending balance	36,250,408	37,371,373
Mortgage | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(1,024,091)	(1,061,058)
Remeasurement arising from transfer of stage	(193,520)	(280,783)
Remeasurement from remaining in the stage	(138,287)	(15,681)
Remeasurement due to changes in economics factors	(9,494)	33,711
Remeasurement due to methodological changes	131,458	(36,089)
New financial assets purchased/originated	(67,886)	(71,607)
Financial assets that have been derecognized	75,274	119,554
Charges-off	128,532	345,991
Foreign Exchange and other movements	74,808	(58,129)
Ending balance	(1,023,206)	(1,024,091)
Mortgage | Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	34,067,734	25,447,635
Transfers of financial instruments:	(1,226,789)	2,074,437
Transfers from stage 1 to stage 2	(1,419,929)	(745,136)
Transfers from stage 1 to stage 3	(330,417)	(207,362)
Transfers from stage 2 to stage 1	523,311	3,021,745
Transfers from stage 3 to stage 1	246	5,190
Remeasurement arising from transfer of stage	(18,655)	(34,494)
Remeasurement from remaining in the stage	(1,240,204)	(1,265,193)
New financial assets purchased/originated	5,361,515	7,407,685
Financial assets that have been derecognized	(1,428,077)	(1,772,230)
Charges-off	(2,088)	(3,449)
Foreign Exchange and other movements	(3,302,788)	2,213,343
Ending balance	32,210,648	34,067,734
Mortgage | Stage One | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(206,800)	(140,843)
Transfers of financial instruments:	(46,563)	(61,050)
Transfers from stage 1 to stage 2	20,379	15,839
Transfers from stage 1 to stage 3	7,821	4,437
Transfers from stage 2 to stage 1	(74,687)	(80,567)
Transfers from stage 3 to stage 1	(76)	(759)
Remeasurement arising from transfer of stage	45,186	69,980
Remeasurement from remaining in the stage	(6,873)	(611)
Remeasurement due to changes in economics factors	(8,108)	(21,123)
Remeasurement due to methodological changes	54,756	(11,559)
New financial assets purchased/originated	(36,938)	(46,935)
Financial assets that have been derecognized	11,130	11,975
Charges-off	8	283
Foreign Exchange and other movements	9,287	(6,917)
Ending balance	(184,915)	(206,800)
Mortgage | Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	1,997,270	3,654,710
Transfers of financial instruments:	838,151	(2,522,248)
Transfers from stage 1 to stage 2	1,419,929	745,136
Transfers from stage 2 to stage 1	(523,311)	(3,021,745)
Transfers from stage 2 to stage 3	(306,993)	(445,019)
Transfers from stage 3 to stage 2	248,526	199,380
Remeasurement arising from transfer of stage	(8,302)	(26,095)
Remeasurement from remaining in the stage	(12,416)	406,332
New financial assets purchased/originated	102,552	74,121
Financial assets that have been derecognized	(69,961)	(146,498)
Charges-off	(2,446)	(1,206)
Foreign Exchange and other movements	(216,194)	558,154
Ending balance	2,628,654	1,997,270
Mortgage | Stage Two | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(256,275)	(260,867)
Transfers of financial instruments:	32,285	30,734
Transfers from stage 1 to stage 2	(20,379)	(15,839)
Transfers from stage 2 to stage 1	74,687	80,567
Transfers from stage 2 to stage 3	52,110	31,802
Transfers from stage 3 to stage 2	(74,133)	(65,796)
Remeasurement arising from transfer of stage	(84,371)	(40,822)
Remeasurement from remaining in the stage	(5,955)	(924)
Remeasurement due to changes in economics factors	(1,386)	54,802
Remeasurement due to methodological changes	17,730	(22,449)
New financial assets purchased/originated	(19,513)	(15,026)
Financial assets that have been derecognized	10,885	11,697
Charges-off	497	1,174
Foreign Exchange and other movements	21,182	(14,594)
Ending balance	(284,921)	(256,275)
Mortgage | Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	1,306,369	1,544,442
Transfers of financial instruments:	388,638	447,811
Transfers from stage 1 to stage 3	330,417	207,362
Transfers from stage 2 to stage 3	306,993	445,019
Transfers from stage 3 to stage 1	(246)	(5,190)
Transfers from stage 3 to stage 2	(248,526)	(199,380)
Remeasurement arising from transfer of stage	63,442	105,748
Remeasurement from remaining in the stage	(20,842)	(448,715)
New financial assets purchased/originated	37,864	23,675
Financial assets that have been derecognized	(106,100)	(173,986)
Charges-off	(123,998)	(341,336)
Foreign Exchange and other movements	(134,267)	148,730
Ending balance	1,411,106	1,306,369
Mortgage | Stage Three | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(561,016)	(659,348)
Transfers of financial instruments:	14,278	30,316
Transfers from stage 1 to stage 3	(7,821)	(4,437)
Transfers from stage 2 to stage 3	(52,110)	(31,802)
Transfers from stage 3 to stage 1	76	759
Transfers from stage 3 to stage 2	74,133	65,796
Remeasurement arising from transfer of stage	(154,335)	(309,941)
Remeasurement from remaining in the stage	(125,459)	(14,146)
Remeasurement due to changes in economics factors		32
Remeasurement due to methodological changes	58,972	(2,081)
New financial assets purchased/originated	(11,435)	(9,646)
Financial assets that have been derecognized	53,259	95,882
Charges-off	128,027	344,534
Foreign Exchange and other movements	44,339	(36,618)
Ending balance	(553,370)	(561,016)
Small Business Loans | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	1,328,076	1,282,185
Remeasurement arising from transfer of stage	(15,892)	(22,436)
Remeasurement from remaining in the stage	(142,779)	(146,678)
New financial assets purchased/originated	459,264	530,041
Financial assets that have been derecognized	(247,236)	(332,547)
Charges-off	(81,276)	(111,092)
Foreign Exchange and other movements	(155,140)	128,603
Ending balance	1,145,017	1,328,076
Small Business Loans | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(125,035)	(164,067)
Remeasurement arising from transfer of stage	(61,994)	(51,766)
Remeasurement from remaining in the stage	(11,656)	3,245
Remeasurement due to changes in economics factors	(4,043)	3,246
Remeasurement due to methodological changes	(7,602)	(2,103)
New financial assets purchased/originated	(66,258)	(44,699)
Financial assets that have been derecognized	18,115	29,407
Charges-off	81,276	111,092
Foreign Exchange and other movements	9,179	(9,390)
Ending balance	(168,018)	(125,035)
Small Business Loans | Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	1,093,973	950,991
Transfers of financial instruments:	(210,552)	(70,809)
Transfers from stage 1 to stage 2	(177,024)	(68,581)
Transfers from stage 1 to stage 3	(46,849)	(44,815)
Transfers from stage 2 to stage 1	13,169	38,613
Transfers from stage 3 to stage 1	152	3,974
Remeasurement arising from transfer of stage	(2,939)	(4,527)
Remeasurement from remaining in the stage	(133,210)	(42,292)
New financial assets purchased/originated	395,777	463,403
Financial assets that have been derecognized	(220,594)	(279,820)
Charges-off	(17,840)	(12,781)
Foreign Exchange and other movements	(130,044)	89,808
Ending balance	774,571	1,093,973
Small Business Loans | Stage One | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(28,564)	(22,845)
Transfers of financial instruments:	3,957	(1,260)
Transfers from stage 1 to stage 2	4,932	2,098
Transfers from stage 1 to stage 3	2,745	1,960
Transfers from stage 2 to stage 1	(3,625)	(4,608)
Transfers from stage 3 to stage 1	(95)	(710)
Remeasurement arising from transfer of stage	2,268	4,802
Remeasurement from remaining in the stage	5,932	(505)
Remeasurement due to changes in economics factors	(3,185)	(435)
Remeasurement due to methodological changes	(14,202)	49
New financial assets purchased/originated	(29,237)	(14,534)
Financial assets that have been derecognized	5,021	4,489
Charges-off	1,787	2,895
Foreign Exchange and other movements	993	(1,220)
Ending balance	(55,230)	(28,564)
Small Business Loans | Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	135,528	183,693
Transfers of financial instruments:	155,467	17,756
Transfers from stage 1 to stage 2	177,024	68,581
Transfers from stage 2 to stage 1	(13,169)	(38,613)
Transfers from stage 2 to stage 3	(17,243)	(18,528)
Transfers from stage 3 to stage 2	8,855	6,316
Remeasurement arising from transfer of stage	(4,798)	(8,173)
Remeasurement from remaining in the stage	(9,475)	(89,440)
New financial assets purchased/originated	31,394	42,588
Financial assets that have been derecognized	(13,738)	(21,195)
Charges-off	(17,376)	(16,004)
Foreign Exchange and other movements	(16,699)	26,303
Ending balance	260,303	135,528
Small Business Loans | Stage Two | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(29,024)	(30,255)
Transfers of financial instruments:	(680)	3,557
Transfers from stage 1 to stage 2	(4,932)	(2,098)
Transfers from stage 2 to stage 1	3,625	4,608
Transfers from stage 2 to stage 3	5,043	3,684
Transfers from stage 3 to stage 2	(4,416)	(2,637)
Remeasurement arising from transfer of stage	(5,519)	(4,465)
Remeasurement from remaining in the stage	(7,767)	1,278
Remeasurement due to changes in economics factors	(882)	3,752
Remeasurement due to methodological changes	3,792	(448)
New financial assets purchased/originated	(8,643)	(10,982)
Financial assets that have been derecognized	3,545	3,584
Charges-off	7,174	6,857
Foreign Exchange and other movements	3,139	(1,902)
Ending balance	(34,865)	(29,024)
Small Business Loans | Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	98,575	147,501
Transfers of financial instruments:	55,085	53,053
Transfers from stage 1 to stage 3	46,849	44,815
Transfers from stage 2 to stage 3	17,243	18,528
Transfers from stage 3 to stage 1	(152)	(3,974)
Transfers from stage 3 to stage 2	(8,855)	(6,316)
Remeasurement arising from transfer of stage	(8,155)	(9,736)
Remeasurement from remaining in the stage	(94)	(14,946)
New financial assets purchased/originated	32,093	24,050
Financial assets that have been derecognized	(12,904)	(31,532)
Charges-off	(46,060)	(82,307)
Foreign Exchange and other movements	(8,397)	12,492
Ending balance	110,143	98,575
Small Business Loans | Stage Three | Allowance
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(67,447)	(110,967)
Transfers of financial instruments:	(3,277)	(2,297)
Transfers from stage 1 to stage 3	(2,745)	(1,960)
Transfers from stage 2 to stage 3	(5,043)	(3,684)
Transfers from stage 3 to stage 1	95	710
Transfers from stage 3 to stage 2	4,416	2,637
Remeasurement arising from transfer of stage	(58,743)	(52,103)
Remeasurement from remaining in the stage	(9,821)	2,472
Remeasurement due to changes in economics factors	24	(71)
Remeasurement due to methodological changes	2,808	(1,704)
New financial assets purchased/originated	(28,378)	(19,183)
Financial assets that have been derecognized	9,549	21,334
Charges-off	72,315	101,340
Foreign Exchange and other movements	5,047	(6,268)
Ending balance	$ (77,923)	$ (67,447)